Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments and Receipt for Operating Lease Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	$ 8,379	$ 8,325
1 - 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	970	973
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	3,751	$ 3,477
Operating lease [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	5,760
Operating lease [member] | Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	494
leases Receipts (2)	127
Operating lease [member] | 1 - 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	472
leases Receipts (2)	127
Operating lease [member] | 2 - 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	484
leases Receipts (2)	132
Operating lease [member] | 3 - 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	435
leases Receipts (2)	133
Operating lease [member] | 4 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	370
leases Receipts (2)	134
Operating lease [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	3,505
leases Receipts (2)	$ 1,239